Components of Net Investments in Direct Finance and Leverage Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Direct Finance Leases:
Lease Receivable	$ 156.3	$ 148.4
Residual Value	149.2	176.1
Initial Direct Costs	2.9	1.8
Unearned Income	(44.1)	(44.9)
Investment in Direct Finance Leases	264.3	281.4
Leveraged Leases:
Net Rental Receivable	326.0	353.0
Residual Value	622.7	743.8
Unearned Income	(234.2)	(314.5)
Investment in Leveraged Leases	714.5	782.3
Lease Financing, net	$ 978.8	$ 1,063.7